Note 7 Negative scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Negative scenario [Member]	Dec. 31, 2025	Dec. 31, 2024
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP		3.05%
Unemployment		11.88%
HPI		2.97%
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.86%	1.18%
Unemployment	11.26%	12.71%
HPI	8.21%	3.15%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.27%	(1.30%)
Unemployment	12.81%	12.50%
HPI	5.49%	(0.53%)
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	(0.95%)	(2.50%)
Unemployment	12.65%	12.24%
HPI	(0.17%)	(2.81%)
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	(2.39%)	(3.11%)
Unemployment	12.49%	11.88%
HPI	(3.44%)	(3.87%)
SPAIN | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	(2.95%)	(2.86%)
Unemployment	12.28%	11.53%
HPI	(4.28%)	(3.55%)
SPAIN | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	(2.66%)
Unemployment	11.98%
HPI	(3.91%)
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP		1.20%
Unemployment		2.75%
HPI		4.56%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	0.63%	(0.16%)
Unemployment	2.75%	3.20%
HPI	4.80%	4.86%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	0.11%	(0.20%)
Unemployment	3.15%	3.43%
HPI	4.38%	4.07%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	(0.13%)	0.14%
Unemployment	3.31%	3.41%
HPI	3.86%	3.76%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	0.24%	0.40%
Unemployment	3.30%	3.34%
HPI	3.41%	3.72%
MEXICO | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	0.40%	0.42%
Unemployment	3.28%	3.32%
HPI	3.25%	3.79%
MEXICO | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	0.45%
Unemployment	3.39%
HPI	2.96%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP		3.13%
Unemployment		8.80%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.69%	0.41%
Unemployment	8.53%	10.79%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.90%	1.59%
Unemployment	9.55%	11.71%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.53%	2.37%
Unemployment	10.33%	11.83%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.38%	3.21%
Unemployment	11.01%	11.67%
TURKEY | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	3.16%	3.18%
Unemployment	11.14%	11.47%
TURKEY | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	3.20%
Unemployment	10.97%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP		2.92%
Unemployment		6.60%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.16%	0.56%
Unemployment	5.99%	6.73%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	0.98%	0.43%
Unemployment	6.24%	6.85%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	0.31%	0.63%
Unemployment	6.35%	6.90%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	0.66%	0.46%
Unemployment	6.38%	6.93%
PERU | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	0.67%	0.51%
Unemployment	6.41%	6.95%
PERU | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	0.73%
Unemployment	6.42%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP		(3.93%)
Unemployment		10.38%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	4.29%	2.46%
Unemployment	8.18%	9.02%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	0.00%	(0.60%)
Unemployment	8.32%	8.10%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	(2.05%)	(1.79%)
Unemployment	7.88%	7.35%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	(2.27%)	(1.53%)
Unemployment	7.20%	6.73%
ARGENTINA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	(2.03%)	(1.41%)
Unemployment	6.48%	6.25%
ARGENTINA | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	(1.91%)
Unemployment	5.72%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP		1.77%
Unemployment		10.21%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.49%	0.30%
Unemployment	8.65%	10.68%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	0.61%	0.93%
Unemployment	9.04%	11.04%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	0.50%	1.16%
Unemployment	9.56%	10.81%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.22%	1.36%
Unemployment	9.76%	10.49%
COLOMBIA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	1.53%	1.44%
Unemployment	10.09%	10.09%
COLOMBIA | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	1.67%
Unemployment	10.29%